Capital Management	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Capital Management
38.	Capital Management
The Company’s capital management is intended to create value for shareholders by facilitating the meeting of long-term and short-term goals of the Company.
The Company determines the amount of capital required on the basis of annual operating plans and long-term product and other strategic investment plans. The funding requirements are met through equity, convertible and non-convertible
debt securities, senior notes and other long-term/short-term borrowings. The Company’s policy is aimed at combination of short-term and long-term borrowings.
The Company monitors the capital structure on the basis of total debt to equity ratio and maturity profile of the overall debt portfolio of the Company.
Total debt includes all long and short-term debts as disclosed in notes 21 and 22 to the consolidated financial statements. Equity comprises all components excluding (profit)/loss on cash flow hedges and foreign currency translation reserve.
The following table summarizes the capital of the Company:

	As at March 31,
	2021		2021		2020
	(In millions)
Equity*	US$	5,883.4	Rs.	430,135.5	Rs.	592,626.1
Short-term borrowings and current portion of long-term debt		5,853.0		427,917.4		354,949.0
Long-term debt		12,734.4		931,019.7		833,048.1

Total debt		18,587.4		1,358,937.1		1,187,997.1

Total capital (Debt + Equity)	US$	24,470.8	Rs.	1,789,072.6	Rs.	1,780,623.2

*	Details of equity :

	As at March 31,
	2021		2021		2020
	(In millions)
Total equity as reported in balance sheet	US$	7,100.8	Rs.	519,135.8	Rs.	598,034.7
Currency translation reserve attributable to
- Shareholders of Tata Motors Limited		(1,226.9)		(89,692.0)		(51,422.5)
- Non-controlling interests		(7.3)		(536.5)		(351.9)
Hedging reserve		16.7		1,222.1		41,937.1
Cost of hedge reserve		0.1		6.1		4,428.7

Equity as reported above	US$	5,883.4	Rs.	430,135.5	Rs.	592,626.1